Average Annual Total Returns - Class R and Class R4 - Transamerica International Growth	R4 1 Year	R4 5 Years	R4 10 Years	R4 Inception Date	R4 Return After Taxes on Distributions 1 Year	R4 Return After Taxes on Distributions 5 Years	R4 Return After Taxes on Distributions 10 Years	R4 Return After Taxes on Distributions and Sale of Fund Shares 1 Year	R4 Return After Taxes on Distributions and Sale of Fund Shares 5 Years	R4 Return After Taxes on Distributions and Sale of Fund Shares 10 Years	MSCI EAFE Index (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI EAFE Index (reflects no deduction for fees, expenses or taxes) 5 Years	MSCI EAFE Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	21.50%	10.24%	7.18%	Jun. 10, 2008	21.32%	9.17%	5.87%	13.03%	7.95%	5.52%	8.28%	7.97%	6.00%